EVENTS SUBSEQUENT TO THE REPORTING PERIOD (Details Narrative) - CAD ($)	6 Months Ended
	Jun. 30, 2026	Jul. 23, 2026
IfrsStatementLineItems [Line Items]
Cash commission paid to agents	$ 613,500
Non-transferable broker warrants	2,454,000
Legal fees and other expenses reimbursed to agents	$ 133,072
Non Adjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Shares issued		43,200,000
Issue price per share		$ 0.25
Aggregate gross proceeds		$ 10,800,000